STOCK-BASED COMPENSATION (Details) (USD $)	3 Months Ended		9 Months Ended		12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2013	Dec. 31, 2012	Mar. 31, 2013	Mar. 31, 2012
Non-cash compensation through issuance of stock options	$ 23,662	$ 15,133	$ 52,085	$ 36,379	$ 45,866	$ 24,453
Stock Options Granted During Fiscal Year 2010 [Member]
Non-cash compensation through issuance of stock options					17,405	24,453
Stock Options Granted During Fiscal Year 2013 [Member]
Non-cash compensation through issuance of stock options					$ 28,461	$ 0